Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule Of Prepaid Expenses and Other Current Assets [Table Text Block]

Prepaid expenses and other current assets consisted of the following:

	March 31,	December 31,
	2013	2012

Prepaid insurance	$72,636	$61,519
Prepaid fees and rent	158,022	186,407
Deposits and advances	702,403	$409,604
Prepaid royalties	815,624	6,250
Other Current Assets	124,101	73,665

	$1,872,786	$737,445

Prepaid expenses and other current assets consisted of the following:

	December 31, 2012	December 31, 2011
Prepaid insurance	$61,519	$59,349
Prepaid fees and rent	192,658	28,202
Deposits and advances	409,604	563,436
Other Current Assets	73,664	44,580
	$737,445	$695,567